share-based compensation - Weighted average assumptions used (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 Y $ / shares	Dec. 31, 2021 Y $ / shares
share-based compensation
Share option award fair value (per share option) | $ / shares		$ 0.93
Risk-free interest rate		0.79%	0.79%
Expected lives (years) | Y		4.25	4.25
Expected volatility		12.50%	12.50%
Dividend yield		4.80%	4.80%
TELUS Corporation share options | Maximum
share-based compensation
Exercise period		7 years	7 years
TELUS International (Cda) Inc. share options
share-based compensation
Share option award fair value (per share option) | $ / shares			$ 5.34
Risk-free interest rate		0.73%	0.73%
Expected lives (years) | Y		6.5	6.5
Expected volatility		19.30%	19.30%
Dividend yield		0.00%	0.00%
TELUS International (Cda) Inc. share options | Maximum
share-based compensation
Exercise period	10 years